Share capital - Ordinary shares (Details) - GBP (£) £ / shares in Units, shares in Thousands, £ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2015
Disclosure of classes of share capital [line items]
B Shares converted						51,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Authorized share capital granted				£ 1,184
Number of shares issued	56,600	29,000	33,400	11,964,565	11,823,163	5,100,000
Subscription price per share	£ 256.027	£ 259.046	£ 239.688
Equity raised	£ 145	£ 75	£ 80	£ 142	£ 198
Shares issued in connection with employee share plans				22,000
Par value				£ 1	£ 1
Number of shares	56,600	29,000	33,400	11,964,565	11,823,163	5,100,000